Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series a convertible preferred stock and warrants - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2021		Mar. 31, 2022	Dec. 31, 2021
Warrant liability [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series a convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021	$ 11,273			$ 11,273
Costs allocated	877			(877)
Costs expensed	877			877
December 21, 2021 conversion of 200 Series A Preferred Stock
Fair value adjustment at December 31, 2021			$ (9,008)
Balances at December 31, 2021	11,273		11,273	11,273
Series A Preferred Derivative Liability [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series a convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021	7,409			7,409	[1]
Costs allocated					[1]
Costs expensed					[1]
December 21, 2021 conversion of 200 Series A Preferred Stock	(74)		(452)	(74)	[1]
Fair value adjustment at December 31, 2021	(154)	[1]	(3,558)	(154)	[1]
Balances at December 31, 2021	7,181		7,181	7,181	[1]
Series A Convertible Preferred Stock Mezzanine Equity [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series a convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021	1,318			1,318
Costs allocated	679			(679)
Costs expensed
December 21, 2021 conversion of 200 Series A Preferred Stock	(7)		(62)	(7)
Fair value adjustment at December 31, 2021
Balances at December 31, 2021	632		632	632
Common Stock [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series a convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021
Costs allocated
Costs expensed
December 21, 2021 conversion of 200 Series A Preferred Stock	2		75	2
Fair value adjustment at December 31, 2021
Balances at December 31, 2021	2		2	2
Additional Paid-in Capital [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series a convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021
Costs expensed
December 21, 2021 conversion of 200 Series A Preferred Stock	80		306	80
Fair value adjustment at December 31, 2021
Balances at December 31, 2021	80		$ 80	80
Finance Costs [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series a convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021
Costs allocated
Costs expensed	877			877
December 21, 2021 conversion of 200 Series A Preferred Stock
Fair value adjustment at December 31, 2021
Balances at December 31, 2021	877			877
Statement of Operations & Comprehensive Loss – Loss (gain) on change in fair value [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of the accounting for the series a convertible preferred stock and warrants [Line Items]
Subscription proceeds received on December 20, 2021
Costs allocated
Costs expensed
December 21, 2021 conversion of 200 Series A Preferred Stock
Fair value adjustment at December 31, 2021	$ (154)			(154)
Balances at December 31, 2021				$ (154)

[1]	Valuation of the Series A Preferred Derivative Liability is discussed in Note 17(a).